UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St. Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner, LLP
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
 (Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
September 30, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 71.0%
	Commercial Banks - 2.8%
25,545	Wells Fargo & Co.	882,069

	Computers & Peripherals - 6.2%
1,733	Apple Inc.	1,156,362
29,260	EMC Corp. (a)	797,920
		1,954,282
	Diversified Financial Services - 0.4%
10,799	Bank of America Corp.	95,355
980	Citigroup, Inc.	32,066
		127,421
	Diversified Telecommunication Services - 2.1%
14,511	Verizon Communications Inc.	661,266

	Electric Utilities - 2.8%
18,880	The Southern Co.	870,179

	Electronic Equipment, Instruments & Components - 0.7%
17,400	Corning Inc.	228,810

	Food Products - 3.0%
22,790	Kraft Foods, Inc. - Class A	942,367

	Health Care Providers & Services - 1.8%
6,300	UnitedHealth Group Inc.	349,083
3,700	WellPoint Inc.	214,637
		563,720
	Hotels, Restaurants & Leisure - 6.0%
2,963	McDonald's Corp.	271,855
14,404	Starbucks Corp.	731,003
13,192	Yum! Brands, Inc.	875,157
		1,878,015
	Household Products - 1.5%
8,795	Church & Dwight, Co. Inc.	474,842

	Industrial Conglomerates - 2.1%
7,299	3M Co.	674,574

	Internet Software & Services - 2.2%
934	Google Inc. - Class A (a)	704,703

	IT Services - 5.0%
13,863	Automatic Data Processing, Inc.	813,204
3,681	International Business Machines Corp. (IBM)	763,623
		1,576,827
	Machinery - 2.0%
7,373	Caterpillar Inc.	634,373

	Metals & Mining - 0.9%
13,985	Yamana Gold Inc. - (b)	267,253

	Oil, Gas & Consumable Fuels - 7.8%
2,961	Chevron Corp.	345,134
17,953	Energy Transfer Partners, L.P.	764,259
3,157	Exxon Mobil Corp.	288,708
11,853	Plains All American Pipeline. L.P.	1,045,435
		2,443,536
	Pharmaceuticals - 6.3%
12,920	Johnson & Johnson	890,317
43,649	Pfizer Inc.	1,084,678
		1,974,995
	Real Estate Investment Trusts (REITs) - 6.0%
12,107	American Tower Corp.	864,318
6,738	Simon Property Group Inc.	1,022,896
		1,887,214
	Road & Rail - 3.2%
8,433	Union Pacific Corp.	1,000,997

	Semiconductors & Semiconductor Equipment - 1.4%
19,300	Intel Corp.	437,724

	Specialty Retail - 2.8%
19,343	The TJX Companies, Inc.	866,373

	Thrifts & Mortgage Finance - 1.0%
22,224	New York Community Bancorp, Inc.	314,692

	Tobacco - 3.1%
28,906	Altria Group, Inc.	965,171

	TOTAL COMMON STOCKS (Cost $19,686,359)	22,331,403

	EXCHANGE TRADED FUNDS - 9.9%
	Investment Companies - 9.9%
5,400	iShares Barclays Credit Bond Fund (a)	615,168
1,317	iShares Barclays Government/Credit Bond Fund (a)	152,890
12,436	iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	1,514,332
9,773	Vanguard Total Bond Market ETF	832,171
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,962,940)	3,114,561

	ASSET BACKED SECURITIES - 0.4%
	Continental Airlines Inc. Pass Thru Certificates
61,658	7.707%, 10/02/2021 (c) (d) (e)	68,903
	FedEx Corp.
57,607	8.760%, 05/22/2015	61,783
	TOTAL ASSET BACKED SECURITIES (Cost $120,720)	130,686

	CORPORATE BONDS - 17.4%
	Metals & Mining - 5.3%
	Barrick Gold Corp.
690,000	6.950%, 04/01/2019 (b)	856,092
	Usiminas Commercial Ltd
750,000	7.250%, 01/18/2018 (b) (c)	821,250
		1,677,342
	Oil, Gas & Consumable Fuels - 7.9%
	Husky Energy, Inc.
500,000	7.250%, 12/15/2019 (b)	643,693
	Petroldrill Four Ltd.
66,697	4.620%, 04/15/2016	70,178
	Petroleum Co. of Trinidad & Tobago Ltd.
675,000	9.750%, 08/14/2019 (b)	874,125
	Talisman Energy, Inc.
695,000	7.750%, 06/01/2019 (b)	884,650
		2,472,646
	Road & Rail - 0.4%
	Norfolk Southern Corp.
100,000	5.257%, 09/17/2014	108,559

	Tobacco - 0.7%
	Altria Group, Inc.
210,000	8.500%, 11/10/2013	227,948

	Transportation - 3.2%
	The Burlington Northern and Santa Fe Railway Co.
80,640	5.943%, 01/15/2022	89,740
	Canadian Pacific Railway Co.
720,000	7.250%, 05/15/2019 (b)	901,784
		991,524
	TOTAL CORPORATE BONDS (Cost $5,139,511)	5,478,019

		MORTGAGE BACKED SECURITIES - 0.9%
		GS Mortgage Securities Corp. II
250,000		5.807%, 08/10/2045 (d)	287,534
		TOTAL MORTGAGE BACKED SECURITIES (Cost $191,020)	287,534

		US TREASURY BILL - 0.5%

2,000		0.080%, 01/10/2013	1,999
13,000		0.075%, 01/24/2013	12,997
61,000		0.100%, 02/07/2013	60,978
26,000		0.105%, 02/14/2013	25,990
28,000		0.122%, 02/28/2013	27,986
22,000		0.127%, 03/07/2013	21,988
8,000		0.130%, 03/14/2013	7,995
		TOTAL US TREASURY BILL (Cost $159,955)	159,933

		Total Investments (Cost $28,260,505) - 100.1%	31,502,136
		Liabilities in Excess of Other Assets - (0.1)%	(44,650)
		TOTAL NET ASSETS - 100.0%	$31,457,486

	(a)	Non-income producing security.
	(b)	Foreign Issued Security. The Total value of these securies amounted to $5,248,847 (16.69% of net assets) at September 30, 2012
	(c)	Restricted Security. The total value of restricted securities is $890,153 (2.83% of net assets) at September 30, 2012.
	(d)	Variable Rate.
	(e)	Illiquid Securities. The total Value of Illiquid Securities is $68,903 (0.22% of Net Assets) at September 30, 2012

	The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

		Cost of investments	28,260,505
		Gross unrealized appreciation	4,180,609
		Gross unrealized depreciation	(938,978)
		Net unrealized appreciation	3,241,631

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section
	in the Fund’s most recent semi-annual or annual report.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Investment Valuation

Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”). Other securities traded on a national securities exchange (including options on indices so traded) are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there is no NOCP are valued at the mean of the bid and ask prices. Securities for which market quotations are not readily available are valued at fair market value as determined in good faith under procedures established by the Board of Directors. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Debt securities having maturities over 60 days or for which amortized cost is not deemed to reflect fair value may be priced by independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Summary of Fair Value Exposure at September 30, 2012

In accordance with the Financial Accounting Standard Board (“FASB”) Accounting Standard Codification (“ASC”) 820, Fair Value Measurements and Disclosure, fair value is defined as the price that a fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

On May 12, 2011, the FASB issued an Accounting Standard Update (ASU) No. 2011-04, modifying FASB Accounting Standards Codification (ASC) Topic 820, Fair Valuation Measurement and Disclosure. At the same time, the International Accounting Standards Board (IASB) issued International Financial Reporting Standard (IFRS) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to change in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. Other than requiring additional disclosures, the adoption of this guidance did not have material impact on the financial statements of the Fund.

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Adviser, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The investments whose values are based on quoted market prices in an active market, and are therefore classified within Level 1, include active listed domestic equities, including listed ADRs and Exchange Traded Funds.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include asset backed securities, investment grade corporate bonds, U.S. government and sovereign obligations, government agency securities, certain mortgage products, and ADRs.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Adviser. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following is a summary of the inputs used to value the Fund's (Portfolio's) net assets as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	-	130,686	130,686
Common Stocks	20,444,189	-	-	20,444,189
Corporate Bonds	-	5,478,019	-	5,478,019
Investment Company	3,114,561	-	-	3,114,561
Mortgage Backed Securities	-	287,534	-	287,534
REIT	1,887,214	-	-	1,887,214
Short-Term Investments	-	159,933	-	159,933
Total*	25,445,964	5,925,486	130,686	31,502,136

Investments in Securities
Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	September 30, 2012
Fair Value as of 12/31/11	$66,363
Total unrealized gain included in earnings	2,540
Total unrealized loss included in earnings	-
Total realized gain included in earnings	-
Total realized losses included in earnings	-
Purchase	61,783
Sales	-
Transfer into Level 3	-
Transfer out of Level 3	-
Fair Value as of 9/30/12	$130,686

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date	$-

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no significant transfers in and out of Level 1, Level 2 and Level 3 for the period ended December 31, 2011 for the Fund, as compared to their classification from the prior annual report.

FASB ASC 815, Derivatives and Hedging (ASC 815) is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted forandtheir effectsonthe Funds’ financial positionandresults of operations.The UTC North American Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period ended September 30, 2012.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By      /s/ Amoy Van Lowe
          Amoy Van Lowe, President

Date  November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By      /s/ Amoy Van Lowe
          Amoy Van Lowe, President

Date  November 21, 2012

By     /s/ Michelle Persad
          Michelle Persad, Treasurer

Date  November 21, 2012